UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

November 30, 2023

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Advanced on Late-Period Rally

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets for much of the six-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, a late-period turnaround left the asset class with a solid six-month return.

Markets were generally cautious in the first several months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned that persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated as they conceded rates likely would remain higher for longer. Treasury and muni yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Meanwhile, the Fed paused again in September and October. This action and slowing inflation reignited investor expectations for the Fed to cut rates sooner rather than later. Yields plunged in November, and fixed-income securities rallied overall. Municipal bonds (the Bloomberg Municipal Bond Index) outpaced other bond market sectors with a return of 6.35%, the index’s largest monthly gain in 30 years. Bloomberg’s high-yield municipal bond index returned 7.75% for the month.

The late-period rebound lifted muni returns and more than offset earlier losses. Overall, investment-grade munis returned 2.29% for the six months, significantly outperforming Treasuries, which declined. High-yield munis gained 3.33%.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, the Israel-Hamas war complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.8%
Exchange-Traded Funds	0.4%
Other Assets and Liabilities	0.8%

Top Five States and Territories*	% of net assets
New York	10.2%
Texas	7.7%
Illinois	7.3%
Florida	6.2%
Arizona	5.6%
*Exposure indicated excludes Exchange-Traded Funds. The Schedule of Investments provides additional information on the fund's portfolio holdings.

Top Five Sectors	% of fund investments
Special Tax	17%
Charter School	10%
Hospital	10%
General Obligation (GO) - Local	10%
Corporate Muni	9%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expenses Paid During Period(1) 6/1/23 - 11/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,010.60	$3.02	0.60%
I Class	$1,000	$1,010.40	$2.01	0.40%
Y Class	$1,000	$1,011.80	$1.86	0.37%
A Class	$1,000	$1,008.20	$4.27	0.85%
C Class	$1,000	$1,004.40	$8.02	1.60%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
I Class	$1,000	$1,023.00	$2.02	0.40%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.8%
Alabama — 1.4%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	$3,075,000	$3,031,099
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,046,471
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,101,977
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,504,489
		8,684,036
Alaska — 0.1%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	375,000	364,248
Arizona — 5.6%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,511,370
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49	1,675,000	1,546,838
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,006,532
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	420,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	84,000
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,552,422
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,244,219
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	2,793,534
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	763,972
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,367,044
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,356,936
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,015,987
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	463,010
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,983,934
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	710,360
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,320,880
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,232,745
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	894,511
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.25%, 7/1/47	1,000,000	1,113,546
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	81,000	78,942
6

	Principal Amount/Shares	Value
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	$1,000,000	$854,197
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	523,976
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,657,534
		33,496,489
Arkansas — 0.4%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	1,943,288
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	671,162
		2,614,450
California — 4.7%
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	380,000	342,287
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	135,000	136,941
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,587,303
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	164,706
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	665,000	728,544
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	505,856
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	500,449
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	981,968
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Development), 5.75%, 9/1/50(1)(5)	850,000	865,262
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	1,988,885
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,456,704
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,791,722
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,086,950
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,224,586
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(1)	2,495,000	1,817,319
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	665,454
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,063,266
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	593,441
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,017,413
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,224,424
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	2,901,301
7

	Principal Amount/Shares	Value
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(4)	$3,500,000	$1,116,515
Sunnyvale Special Tax, 7.75%, 8/1/32	1,310,000	1,313,878
		28,075,174
Colorado — 3.3%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	326,000	315,647
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	512,003
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,130,568
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	851,782
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(6)	1,000,000	1,000,000
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	833,368
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,038,090
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	925,477
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	423,673
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	272,000	268,081
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,279,640
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,750,000	1,758,633
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,002,666
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,092,943
One Horse Business Improvement District Rev., 6.00%, 6/1/24	265,000	265,143
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	488,734
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	928,794
State of Colorado COP, 6.00%, 12/15/38	810,000	970,902
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,602,855
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,222,919
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	292,756
		20,204,674
Connecticut — 0.8%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,332,824
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,590,488
		4,923,312
Delaware — 0.5%
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	2,998,000	2,851,202
District of Columbia — 0.9%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	2,911,651
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,780,902
		5,692,553
Florida — 6.2%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	241,698
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	997,493
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,167,126
8

	Principal Amount/Shares	Value
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	$4,860,000	$4,277,243
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,795,555
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,524,159
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	2,730,000	2,758,803
Fort Lauderdale Water & Sewer Rev. Rev., 5.50%, 9/1/53	1,250,000	1,405,521
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	707,200
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	736,386
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	951,679
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	729,383
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,886,057
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,066,074
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	2,080,000	1,995,368
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,530,732
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,840,000	1,765,250
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50	2,475,000	2,152,090
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,910,000	1,437,589
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,160,000	1,463,025
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	2,970,000	3,008,679
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(1)	1,000,000	996,934
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,808,175
		37,402,219
Georgia — 3.8%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,179,132
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	824,173
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,010,000	982,202
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,325,799
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,041,605
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,347,634
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,875,000	2,049,964
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,268,063
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,097,419
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,771,108
		22,887,099
9

	Principal Amount/Shares	Value
Idaho — 1.0%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	$1,000,000	$1,034,845
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	2,949,026
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,836,147
		5,820,018
Illinois — 7.3%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,308,948
Chicago GO, 5.00%, 1/1/28	2,000,000	2,088,436
Chicago GO, 5.00%, 1/1/29	2,000,000	2,106,479
Chicago GO, 5.625%, 1/1/29	2,500,000	2,612,224
Chicago GO, 5.50%, 1/1/39	2,000,000	2,009,216
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,650,086
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,363,841
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,032,036
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,205,314
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	787,159
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,061,957
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,416,581
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,334,454
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	1,987,913
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,746,092
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,170,095
State of Illinois GO, 5.00%, 10/1/33	900,000	949,058
State of Illinois GO, 5.00%, 2/1/39	3,000,000	2,999,958
State of Illinois GO, 5.50%, 5/1/39	985,000	1,076,813
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,585,268
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,707,465
		44,199,393
Indiana†
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	243,489
Iowa — 0.8%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	3,644,736
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	1,480,000	1,438,464
		5,083,200
Kansas — 0.1%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	753,108
Kentucky — 1.5%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,347,698
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,467,419
		8,815,117
Louisiana — 0.6%
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,354,195
10

	Principal Amount/Shares	Value
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	$1,000,000	$1,017,818
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,492,353
		3,864,366
Maryland — 1.8%
Baltimore Rev., 5.00%, 6/1/51	1,200,000	1,144,856
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,474,698
Brunswick Special Tax, 5.00%, 7/1/36	1,448,000	1,458,950
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,042,876
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,726,586
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,420,033
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,854,292
		11,122,291
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,171,675
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	877,664
		3,049,339
Michigan — 3.9%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,302,560
Detroit GO, 5.50%, 4/1/45	1,540,000	1,601,202
Detroit GO, 5.00%, 4/1/46	3,000,000	3,015,416
Detroit GO, 5.00%, 4/1/50	1,250,000	1,241,232
Detroit GO, 5.50%, 4/1/50	1,820,000	1,878,845
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,141,254
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	1,580,000	1,519,395
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	285,000	290,554
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	143,328
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(6)	2,105,000	2,146,847
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	4,395,000	4,051,766
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,194,701
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	838,540
		23,365,640
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	2,875,094
Missouri — 2.1%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/41	1,000,000	873,618
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 4.00%, 3/1/46	1,000,000	833,059
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	945,000	1,033,965
11

	Principal Amount/Shares	Value
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	$2,500,000	$1,815,650
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,293,352
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	2,967,975
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	957,276
		12,774,895
Nebraska — 1.3%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	2,600,000	2,599,742
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	5,000,000	5,147,645
		7,747,387
Nevada — 2.7%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,205,000	1,214,212
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	310,000	311,940
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	570,000	572,391
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	125,000	125,560
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	895,000	897,771
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	805,000	653,780
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/53	500,000	509,774
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37	1,000,000	1,000,727
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47	1,400,000	1,305,823
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	545,087
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	685,000	654,062
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	560,000	530,032
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	925,000	847,906
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	6,500,000	809,872
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,325,637
Sparks Rev., 2.75%, 6/15/28(1)	2,365,000	2,222,970
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,793,307
		16,320,851
New Jersey — 4.0%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,072,093
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,637,666
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	985,224
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	635,901
12

	Principal Amount/Shares	Value
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	$2,300,000	$2,398,012
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	4,917,591
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	457,769
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,186,019
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,086,180
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,040,014
		24,416,469
New Mexico — 0.9%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	483,757
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	422,468
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,085,255
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	882,750
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,293,332
		5,167,562
New York — 10.2%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,496,973
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	637,013
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	502,221
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	956,075
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	940,769
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,476,686
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,170,508
New York City GO, 5.25%, 5/1/42	1,000,000	1,113,249
New York City GO, 5.00%, 4/1/43	7,040,000	7,355,056
New York City GO, 5.25%, 5/1/43	1,000,000	1,109,185
New York City GO, 4.00%, 9/1/46	1,240,000	1,213,715
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	865,000	865,132
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,615,039
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	260,000	304,068
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	937,411
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,151,466
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,322,245
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,480,755
New York Transportation Development Corp., 5.00%, 6/30/49(5)	1,000,000	1,007,482
New York Transportation Development Corp., 6.00%, 6/30/54(5)	1,095,000	1,163,947
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	1,870,000	1,640,172
13

	Principal Amount/Shares	Value
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	$1,630,000	$1,692,700
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,805,403
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	2,000,000	1,659,173
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,661,405
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,614,439
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	549,532
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	298,692
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	558,676
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	398,234
		61,697,421
North Carolina — 1.0%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	75,000	70,432
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	947,711
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,362,576
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,240,574
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,389,531
		6,010,824
Ohio — 4.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	15,380,000	13,588,873
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,541,656
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,425,030
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,890,000	4,145,446
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,298,831
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,298,240
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	946,002
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,739,068
		27,983,146
Oklahoma — 0.2%
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,247,921
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	231,937
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	887,014
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,332,508
		2,451,459
14

	Principal Amount/Shares	Value
Pennsylvania — 3.2%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	$1,000,000	$1,098,117
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	1,595,249
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,062,205
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	441,000	426,968
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	874,000	806,604
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,516,383
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	910,396
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	916,002
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/25, Prerefunded at 100% of Par(6)	1,250,000	1,275,836
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,732,726
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,618,562
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	707,039
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,521,197
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	215,000	210,185
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	1,000,000	897,019
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	903,557
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	931,266
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	911,972
		19,041,283
Puerto Rico — 2.1%
Puerto Rico GO, 5.375%, 7/1/25	2,412,437	2,455,119
Puerto Rico GO, 5.625%, 7/1/29	402,071	425,561
Puerto Rico GO, 5.75%, 7/1/31	390,528	420,776
Puerto Rico GO, 4.00%, 7/1/33	370,323	346,429
Puerto Rico GO, 4.00%, 7/1/35	332,871	305,250
Puerto Rico GO, 4.00%, 7/1/37	285,691	255,944
Puerto Rico GO, 4.00%, 7/1/41	388,431	336,358
Puerto Rico GO, 4.00%, 7/1/46	403,963	336,684
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(4)	60,379	58,936
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	290,734
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,641,486	855,624
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,372,672
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	3,000,000	2,839,117
15

	Principal Amount/Shares	Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	$5,000,000	$1,475,464
		12,774,668
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	979,376
South Carolina — 1.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,225,552
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,578,760
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	974,532
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	4,976,211
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	516,271
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	822,714
		10,094,040
Tennessee — 0.5%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,373,587
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	900,000	957,899
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	503,283
		2,834,769
Texas — 7.7%
Austin Airport System Rev. Rev., 5.00%, 11/15/37	2,000,000	2,143,235
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	927,032
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,788,086
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,002,238
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,521,045
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,646,619
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,468,799
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,428,708
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(6)	1,615,000	1,685,140
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(6)	1,850,000	1,930,346
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	1,120,000	1,191,724
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(6)	1,260,000	1,340,690
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(6)	2,750,000	2,926,108
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26(6)	390,000	406,492
16

	Principal Amount/Shares	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(6)	$1,000,000	$1,042,286
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26, Prerefunded at 100% of Par(6)	1,300,000	1,354,972
Port Freeport Rev., 4.00%, 6/1/46	1,000,000	841,875
Port Freeport Rev., 4.00%, 6/1/51	1,000,000	820,775
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	896,179
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,325,322
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	4,110,000	3,871,547
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,777,149
		46,336,367
Utah — 0.6%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52 (1)	4,250,000	3,630,996
Virginia — 2.2%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	996,685
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	1,945,689
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,706,120
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,813,853
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/55	500,000	452,302
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,945,601
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,078,627
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,148,753
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	922,114
		13,009,744
Washington — 3.2%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	1,000,000	1,025,150
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53(5)	2,000,000	2,009,431
Port of Seattle Rev., 5.00%, 8/1/46	3,530,000	3,655,175
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,174,370
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,311,801
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	425,000	403,913
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	660,414
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,352,207
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.375%, 7/1/28(1)	900,000	900,000
		19,492,461
17

	Principal Amount/Shares	Value
West Virginia — 0.8%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	$500,000	$520,812
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	1,000,000	1,054,504
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,477,541
		5,052,857
Wisconsin — 3.5%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/51	1,100,000	841,366
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/56	1,500,000	1,115,752
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,570,310
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	856,526
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	630,882
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	888,534
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,187,292
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,356,413
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,020,905
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	1,260,000	1,259,489
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	453,704
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	389,381
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	56,003
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	856,247
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,249,446
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	835,530
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	874,824
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51	1,500,000	1,148,604
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	855,828
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,559,842
		21,006,878
TOTAL MUNICIPAL SECURITIES (Cost $644,038,877)		596,457,885
EXCHANGE-TRADED FUNDS — 0.4%
iShares National Muni Bond ETF	11,500	1,224,980
Vanguard Tax-Exempt Bond Index ETF	24,300	1,215,243
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,401,091)		2,440,223
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $646,439,968)		598,898,108
OTHER ASSETS AND LIABILITIES — 0.8%		4,936,188
TOTAL NET ASSETS — 100.0%		$603,834,296
18

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $129,346,924, which represented 21.4% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
19

Statement of Assets and Liabilities

NOVEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $646,439,968)	$598,898,108
Receivable for investments sold	5,289,818
Receivable for capital shares sold	589,156
Interest and dividends receivable	9,488,735
614,265,817

Liabilities
Disbursements in excess of demand deposit cash	2,427,399
Payable for investments purchased	4,912,062
Payable for capital shares redeemed	2,655,719
Accrued management fees	231,123
Distribution and service fees payable	7,789
Dividends payable	197,429
10,431,521

Net Assets	$603,834,296

Net Assets Consist of:
Capital paid in	$700,430,040
Distributable earnings (loss)	(96,595,744)
$603,834,296

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$230,642,423	27,020,948	$8.54
I Class	$288,752,555	33,831,442	$8.54
Y Class	$52,950,131	6,205,829	$8.53
A Class	$28,991,841	3,396,940	$8.53
C Class	$2,497,346	292,693	$8.53
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $8.93 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$15,321,020
Dividends (including $102,465 from affiliated funds)	102,465
15,423,485
Expenses:
Management fees	1,506,728
Distribution and service fees:
A Class	37,820
C Class	13,922
Trustees' fees and expenses	25,769
Other expenses	18,779
1,603,018
Fees waived(1)	(8,876)
1,594,142

Net investment income (loss)	13,829,343

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(546,893) from affiliated funds)	(6,850,544)
Futures contract transactions	(1,341,892)
(8,192,436)

Change in net unrealized appreciation (depreciation) on:
Investments (including $300,981 from affiliated funds)	(182,642)
Futures contracts	(449,738)
(632,380)

Net realized and unrealized gain (loss)	(8,824,816)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,004,527
(1)Amount consists of $3,232, $4,472, $715, $418 and $39 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MAY 31, 2023
Increase (Decrease) in Net Assets	November 30, 2023	May 31, 2023
Operations
Net investment income (loss)	$13,829,343	$28,532,250
Net realized gain (loss)	(8,192,436)	(28,647,964)
Change in net unrealized appreciation (depreciation)	(632,380)	(30,806,443)
Net increase (decrease) in net assets resulting from operations	5,004,527	(30,922,157)

Distributions to Shareholders
From earnings:
Investor Class	(4,914,526)	(9,896,237)
I Class	(7,019,695)	(15,304,133)
Y Class	(1,149,709)	(2,285,504)
A Class	(594,780)	(1,061,438)
C Class	(44,154)	(91,422)
Decrease in net assets from distributions	(13,722,864)	(28,638,734)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(55,936,889)	(97,893,692)

Net increase (decrease) in net assets	(64,655,226)	(157,454,583)

Net Assets
Beginning of period	668,489,522	825,944,105
End of period	$603,834,296	$668,489,522

See Notes to Financial Statements.
22

Notes to Financial Statements

NOVEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

23

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

24

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ending November 30, 2023.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,355,000 and $1,600,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

25

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2023 were $152,739,560 and $202,846,793, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2023		Year ended May 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	3,338,539	$28,016,267	7,540,897	$66,538,884
Issued in reinvestment of distributions	499,971	4,219,810	980,749	8,579,455
Redeemed	(4,740,439)	(39,943,106)	(11,049,865)	(97,356,538)
	(901,929)	(7,707,029)	(2,528,219)	(22,238,199)
I Class
Sold	9,203,915	77,124,391	24,114,602	211,667,619
Issued in reinvestment of distributions	785,685	6,629,824	1,661,333	14,539,805
Redeemed	(15,531,543)	(129,593,058)	(34,291,252)	(300,486,641)
	(5,541,943)	(45,838,843)	(8,515,317)	(74,279,217)
Y Class
Sold	905,630	7,658,962	1,848,487	16,300,580
Issued in reinvestment of distributions	136,275	1,148,748	261,051	2,282,706
Redeemed	(1,022,037)	(8,615,450)	(2,635,964)	(23,061,530)
	19,868	192,260	(526,426)	(4,478,244)
A Class
Sold	79,556	660,082	1,260,391	10,931,949
Issued in reinvestment of distributions	59,964	505,777	101,346	886,104
Redeemed	(384,582)	(3,200,565)	(965,165)	(8,420,370)
	(245,062)	(2,034,706)	396,572	3,397,683
C Class
Sold	17,064	144,891	118,937	1,054,746
Issued in reinvestment of distributions	4,411	37,188	8,990	78,596
Redeemed	(87,460)	(730,650)	(163,236)	(1,429,057)
	(65,985)	(548,571)	(35,309)	(295,715)
Net increase (decrease)	(6,735,051)	$(55,936,889)	(11,208,699)	$(97,893,692)

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended November 30, 2023 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,429	—	$8,730	$301	—	—	$(547)	$102
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

26

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$596,457,885	—
Exchange-Traded Funds	$2,440,223	—	—
	$2,440,223	$596,457,885	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $26,373,444 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,341,892) in net realized gain (loss) on futures contract transactions and $(449,738) in change in net unrealized appreciation (depreciation) on futures contracts.

27

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$646,439,968
Gross tax appreciation of investments	$11,694,869
Gross tax depreciation of investments	(59,236,729)
Net tax appreciation (depreciation) of investments	$(47,541,860)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2023, the fund had accumulated short-term capital losses of $(25,358,611) and accumulated long-term capital losses of $(14,984,121), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
28

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$8.63	0.18	(0.09)	0.09	(0.18)	—	(0.18)	$8.54	1.06%	0.60%(4)	0.60%(4)	4.23%(4)	4.23%(4)	24%	$230,642
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	0.60%	3.80%	3.80%	57%	$289,403
I Class
2023(3)	$8.63	0.19	(0.09)	0.10	(0.19)	—	(0.19)	$8.54	1.04%	0.40%(4)	0.40%(4)	4.43%(4)	4.43%(4)	24%	$288,753
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	0.40%	4.00%	4.00%	57%	$344,454

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$8.62	0.19	(0.09)	0.10	(0.19)	—	(0.19)	$8.53	1.18%	0.37%(4)	0.37%(4)	4.46%(4)	4.46%(4)	24%	$52,950
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	0.37%	4.03%	4.03%	57%	$31,979
A Class
2023(3)	$8.63	0.17	(0.10)	0.07	(0.17)	—	(0.17)	$8.53	0.82%	0.85%(4)	0.85%(4)	3.98%(4)	3.98%(4)	24%	$28,992
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	0.85%	3.55%	3.55%	57%	$36,807

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$8.63	0.14	(0.10)	0.04	(0.14)	—	(0.14)	$8.53	0.44%	1.60%(4)	1.60%(4)	3.23%(4)	3.23%(4)	24%	$2,497
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	1.60%	2.80%	2.80%	57%	$12,822

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the five- and ten-year periods and below its benchmark for the one- and three-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees,
33

regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was the lowest of the median of the total expense ratios of the Fund’s peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different
34

regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
35

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 2401

Semiannual Report

November 30, 2023

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas
Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Advanced on Late-Period Rally

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets for much of the six-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, a late-period turnaround left the asset class with a solid six-month return.

Markets were generally cautious in the first several months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned that persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated as they conceded rates likely would remain higher for longer. Treasury and muni yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Meanwhile, the Fed paused again in September and October. This action and slowing inflation reignited investor expectations for the Fed to cut rates sooner rather than later. Yields plunged in November, and fixed-income securities rallied overall. Municipal bonds (the Bloomberg Municipal Bond Index) outpaced other bond market sectors with a return of 6.35%, the index’s largest monthly gain in 30 years. Bloomberg’s high-yield municipal bond index returned 7.75% for the month.

The late-period rebound lifted muni returns and more than offset earlier losses. Overall, investment-grade munis returned 2.29% for the six months, significantly outperforming Treasuries, which declined. High-yield munis gained 3.33%.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, the Israel-Hamas war complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2023
Types of Investments in Portfolio	% of net assets
Municipal Securities	99.6%
Short-Term Investments	—*
Other Assets and Liabilities	0.4%
*Category is less than 0.05% of total net assets.

Top Five States and Territories	% of net assets
Texas	14.7%
New York	11.6%
Illinois	9.5%
Florida	6.1%
California	5.0%

Top Five Sectors	% of fund investments
Special Tax	15%
General Obligation (GO) - Local	15%
Hospital	11%
General Obligation (GO) - State	8%
Corporate	8%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expenses Paid During Period(1) 6/1/23 - 11/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.70	$2.37	0.47%
I Class	$1,000	$1,018.70	$1.36	0.27%
Y Class	$1,000	$1,017.90	$1.21	0.24%
A Class	$1,000	$1,016.40	$3.63	0.72%
C Class	$1,000	$1,012.60	$7.40	1.47%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.65	$1.37	0.27%
Y Class	$1,000	$1,023.80	$1.21	0.24%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.41	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 2.2%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,490,092
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	1,645,000	1,637,804
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,630,318
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,826,134
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,683,659
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	16,921,433
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,607,931
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,103,901
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,019,317
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,036,543
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,298,624
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,225,036
		79,480,792
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,634,873
Arizona — 4.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	605,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.60%, (3-month LIBOR plus 0.81%), 1/1/37	7,500,000	6,878,600
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 1/1/46	3,240,000	3,185,132
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	315,000	315,514
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	350,000	340,331
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	582,708
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	769,692
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	300,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	535,000	515,373
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	618,835
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	322,845
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	272,735

	Principal Amount/Shares	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	$625,000	$680,441
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	326,073
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	325,432
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	255,053
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	566,158
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,774,936
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,649,233
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	497,410
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	475,000	410,219
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	200,805
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	506,675
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	2,000,000	2,052,428
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,295,629
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,792,469
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,439,452
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,767,823
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	878,936
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	2,750,000	2,711,202
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	501,499
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	203,372
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	307,380
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	221,724
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	719,546
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	717,793
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	307,001
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,008,499
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,232,107
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,882,411
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,177,804
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,235,091

	Principal Amount/Shares	Value
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	$10,965,000	$11,075,275
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,767,813
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	844,180
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	4,813,308
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,229,872
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	936,849
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	830,606
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	672,692
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,678,810
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,546,423
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	280,000	285,066
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,809,682
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	369,996
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	280,463
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,591,829
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	453,057
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.87%, (MUNIPSA plus 0.57%), 1/1/35	3,525,000	3,518,104
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,750,000	1,816,941
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,676,203
Maricopa County Industrial Development Authority Rev., (HonorHealth Obligated Group), VRN, 4.10%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,725,657
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	967,416
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,794,503
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,189,635
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,245,546
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,090,299
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,898,084
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,227,836
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,136,979
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,154,692
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/33	500,000	591,543

	Principal Amount/Shares	Value
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	$10,000,000	$10,859,654
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	8,179,129
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,649,437
		152,258,945
California — 5.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,201,925
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,725,000	1,739,101
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,750,000	1,764,305
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	1,800,000	1,814,714
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	2,000,000	2,016,349
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24, Prerefunded at 100% of Par(1)	2,000,000	2,016,349
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(5)	2,000,000	1,881,980
Bay Area Toll Authority Rev., VRN, 4.40%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,750,395
Bay Area Toll Authority Rev., VRN, 3.58%, (MUNIPSA plus 0.28%), 4/1/56	7,000,000	6,984,619
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	7,713,678
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/35	200,000	202,604
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/37	275,000	273,048
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/38	275,000	268,776
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/40	150,000	144,269
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,824,100
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,090,000	1,065,975
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,071,865
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.125%, 11/15/27(2)	7,260,000	6,920,708
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,518,326
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,532,148
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,022,602
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,480,000	1,449,444
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,376,837
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,328,255
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,010,974

	Principal Amount/Shares	Value
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(5)	$2,530,000	$2,107,078
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,200,000	2,159,740
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	926,378
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	16,110,000	14,298,809
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,232,248
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,557,663
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,469,919
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,505,422
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,267,836
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,074,812
Metropolitan Water District of Southern California Rev., VRN, 3.44%, (MUNIPSA plus 0.14%), 7/1/37	5,000,000	4,991,386
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,093,215
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	828,234
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,035,292
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,061,157
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,339,846
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,033,741
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,039,171
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/38(6)	1,230,000	1,257,995
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.25%, 8/15/43(6)	1,350,000	1,379,202
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,711,516
Orange County Transportation Authority Rev., 4.00%, 10/15/24(1)	7,140,000	7,205,106
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,047,158
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,394,624
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,167,473
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,406,172
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	628,137
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,068,890
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(1)	6,000,000	6,134,236
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	920,061

	Principal Amount/Shares	Value
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	$825,000	$942,158
State of California GO, 5.00%, 12/1/26	3,955,000	3,956,880
State of California GO, 5.00%, 11/1/27	445,000	446,436
State of California GO, 5.00%, 11/1/27	4,555,000	4,556,699
State of California GO, 4.00%, 9/1/32	5,000,000	5,072,172
State of California GO, 4.00%, 8/1/35	10,000,000	10,083,420
State of California GO, 4.00%, 9/1/35	10,815,000	10,905,838
		185,199,466
Colorado — 3.3%
Adams County COP, 4.00%, 12/1/26	2,250,000	2,284,189
Adams County COP, 4.00%, 12/1/27	1,310,000	1,331,721
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,247,586
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	313,777
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	577,468
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	456,920
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	360,839
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	676,573
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	980,492
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,210,208
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,473,847
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,220,901
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	756,380
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,653,238
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	639,024
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,233,555
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	557,685
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	7,517,303
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,672,217
Colorado Educational & Cultural Facilities Authority Rev., (Daughters of Israel, Inc.), VRDN, 3.25%, 12/1/23 (LOC: TD Bank N.A.)	910,000	910,000
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,531,897
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,614,228
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,482,855
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	8,013,226
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,264,036
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,771,813
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,418,465
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	513,956
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	347,921
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	386,368
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	396,748

	Principal Amount/Shares	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	$250,000	$250,226
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,165,325
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	601,292
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,893,962
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	1,962,883
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,007,024
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	725,336
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	744,796
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	518,294
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,006,518
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,005,190
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	527,294
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,072,981
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	817,561
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,532,373
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,329,607
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,578,829
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,652,597
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,014,258
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	1,797,970
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	1,877,065
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	3,894,966
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	732,953
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	814,952
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	843,691
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,054,130
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,186,264
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	692,141
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	706,536
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,349,344
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,896,904
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	185,973
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	205,245
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	141,474
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	213,975
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	136,220
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	227,702
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	130,994
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	235,915

	Principal Amount/Shares	Value
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	$125,000	$130,955
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	236,599
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	130,968
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	252,780
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	141,417
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	549,128
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	167,589
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	553,815
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	311,649
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	108,748
		121,129,844
Connecticut — 2.1%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	524,821
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	654,678
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,631,152
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	547,620
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,388,995
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,090,875
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,073,276
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	687,098
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,831,368
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,059,173
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,553,415
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,302,213
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,043,597
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,073,556
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,041,468
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,034,998
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,005,865
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	285,936
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,065,181
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	485,709
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,263,365
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	632,194
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	525,717
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,155,662
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	366,341
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	416,210

	Principal Amount/Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	$6,500,000	$6,437,042
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	6,530,000	6,421,241
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,020,914
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,228,887
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,539,708
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,711,594
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,920,734
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,144,816
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,130,926
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,061,029
		78,357,374
District of Columbia — 1.5%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,636,299
District of Columbia GO, 5.00%, 6/1/30	7,130,000	8,105,098
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/33	14,600,000	16,349,121
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/45	9,890,000	9,715,225
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,712,287
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,257,662
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,247,175
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,553,398
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	240,158
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,644,684
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,675,977
		54,137,084
Florida — 6.1%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,752,764
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,001,036
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,892,728
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	505,263
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	508,788
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	262,800
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,034,110
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	518,386
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	517,193
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	516,300
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	515,113
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	974,158

	Principal Amount/Shares	Value
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	$680,000	$700,876
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	783,590
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	871,701
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	958,978
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,054,713
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,152,064
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,478,778
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,275,313
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,400,455
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,489,692
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	287,514
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	208,981
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(2)	470,000	430,260
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(2)	1,050,000	924,602
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,620,499
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,004,479
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	991,866
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,029,215
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	771,476
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,283,983
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	15,600,000	15,764,588
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	317,141
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	581,425
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	432,188
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	648,282
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	439,842
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	714,744
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	894,451
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,118,064
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	3,500,000	3,965,449
Fort Myers Rev., 4.00%, 12/1/29	170,000	172,956
Fort Myers Rev., 4.00%, 12/1/30	150,000	152,451
Fort Myers Rev., 4.00%, 12/1/31	650,000	659,680
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,794,864
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,462,151
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,259,940

	Principal Amount/Shares	Value
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	$2,250,000	$2,273,739
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,576,490
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	786,195
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,273,402
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,514,496
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,332,418
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,309,361
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,090,105
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	507,330
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	660,000	672,982
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,544,961
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,472,269
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	420,630
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	729,657
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	261,654
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	758,263
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	714,133
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,016,011
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	686,172
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,604,724
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	711,002
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	793,488
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,067,165
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	917,811
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	1,970,297
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,178,969
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,354,859
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	865,212
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,704,827
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	535,263
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	650,815
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	549,704
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	612,795
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,227,556
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	850,000	866,632

	Principal Amount/Shares	Value
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	$15,415,000	$15,217,483
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	1,350,000	1,219,956
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,024,332
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,260,118
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	891,550
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,731,610
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,138,541
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,446,262
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,373,961
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	807,571
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,002,228
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,845,601
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,167,949
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,469,713
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,168,769
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	905,172
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/30 (AGM)	915,000	1,013,145
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/33 (AGM)	850,000	966,546
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/34 (AGM)	500,000	567,287
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/37 (AGM)	1,175,000	1,296,504
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	2,040,000	2,017,077
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,815,000	1,765,651
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	125,000	124,105
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(2)	495,000	478,038
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	455,000	428,933
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	955,000	886,958
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(2)	1,705,000	1,526,578
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	980,000	860,112
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,105,000	2,798,889
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(2)	2,255,000	1,901,473
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	975,000	788,291

	Principal Amount/Shares	Value
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(2)	$2,420,000	$1,895,245
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,460,000	1,082,297
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,410,000	2,987,009
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,450,000	4,536,148
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	3,955,000	4,015,782
Village Community Development District No. 15 Special Assessment, 4.375%, 5/1/33(2)	1,000,000	994,250
Village Community Development District No. 15 Special Assessment, 4.85%, 5/1/38(2)	750,000	743,059
Village Community Development District No. 15 Special Assessment, 5.00%, 5/1/43(2)	500,000	497,334
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,059,704
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,269,199
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,101,466
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,150,585
		225,069,758
Georgia — 2.6%
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	911,348
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,891,682
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,749,017
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 2.375%, 1/1/31	2,000,000	1,735,099
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,180,848
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	1,100,000	1,067,341
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	3,355,000	3,206,030
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,182,065
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,070,089
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,732,181
Main Street Natural Gas, Inc. Rev., VRN, 3.87%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,000,000
Main Street Natural Gas, Inc. Rev., VRN, 4.46%, (SOFR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	10,000,000
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,049,971
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,211,609
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,759,814
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,205,766
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	1,500,000	1,508,960
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,415,245

	Principal Amount/Shares	Value
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	$2,750,000	$2,764,080
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,059,054
		97,700,199
Hawaii — 0.3%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,040,395
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	7,651,362
		11,691,757
Illinois — 9.5%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,032,682
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,020,399
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,040,666
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,736,311
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,010,819
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39(6)	1,340,000	1,408,995
Chicago GO, 5.00%, 1/1/30	6,600,000	7,005,752
Chicago GO, 4.00%, 1/1/35	3,000,000	2,903,142
Chicago GO, 5.25%, 1/1/38	5,000,000	5,267,319
Chicago GO, 6.00%, 1/1/38	5,000,000	5,206,062
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	7,057,972
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,731,675
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,300,212
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,340,382
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,039,081
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,321,329
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,469,391
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,323,224
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,418,861
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,198,895
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,427,779
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,439,582
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,298,808
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,847,550
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,110,612
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,006,212
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,040,618
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,100,917
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,378,222
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,548,277
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,000,678
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,000,514
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,878,253
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	763,242
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	763,179
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,513,225

	Principal Amount/Shares	Value
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	$2,300,000	$2,300,649
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,150,397
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,099,737
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,346,476
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,860,867
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,656,287
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,562,914
Cook County GO, 5.00%, 11/15/25	3,600,000	3,706,087
Cook County GO, 5.00%, 11/15/27	2,800,000	2,944,580
Cook County GO, 5.00%, 11/15/28	1,000,000	1,051,348
Cook County GO, 5.00%, 11/15/29	3,270,000	3,437,907
Cook County GO, 5.00%, 11/15/31	2,350,000	2,431,129
Cook County GO, 5.00%, 11/15/34	2,000,000	2,090,643
Cook County GO, 5.00%, 11/15/35	1,800,000	1,870,295
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,208,840
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,057,460
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,515,396
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,157,459
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,219,539
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,799,466
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,002,842
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,064,900
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,037,643
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,122,375
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,256,267
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,317,701
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,383,649
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,450,656
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,604,260
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	403,451
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	410,486
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	365,741
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	420,835
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	801,043
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,652,507
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,527,415
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	999,925
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,874,641
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,112,965
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	517,262
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	324,257
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	513,503

	Principal Amount/Shares	Value
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	$570,000	$584,453
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	510,585
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,509,475
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	755,594
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,017,967
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	3,500,000	3,468,909
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.00%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,957,790
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	339,555
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	718,551
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	759,652
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,088,562
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,571,976
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	11,245,928
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	5,039,129
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,360,047
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,664,006
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,072,790
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,072,978
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,276,785
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,655,052
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,877,699
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,712,541
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,500,610
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,850,763
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,145,174
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,006,561
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,893,521
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,963,869
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,745,359
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,214,467
State of Illinois GO, 5.00%, 2/1/39	3,000,000	2,999,958
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,080,802
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,612,486
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,092,170
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,348,565
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,836,476
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,327,076
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,621,238

	Principal Amount/Shares	Value
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	$1,110,000	$1,151,858
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,000,000
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	813,057
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,554,175
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,058,406
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,056,346
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	750,710
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,001,017
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	905,768
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,086,153
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,252,806
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,906,293
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	657,214
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	57,262
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	3,180,000	3,310,773
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,410,294
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,008,749
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,371,237
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,853,065
		350,286,939
Indiana — 0.8%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,153,885
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,063,035
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,569,504
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	343,885
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	439,767
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	815,748
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	858,933
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,927,197
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,024,769
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,054,541
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,074,446
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,902,257
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/24	2,200,000	2,206,257
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,123,655
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,069,510

	Principal Amount/Shares	Value
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	$1,000,000	$1,008,130
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,159,774
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,261,173
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,474,105
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,253,621
		30,784,192
Iowa — 0.2%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,496,012
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,479,640
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.27%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,615,637
		7,591,289
Kansas†
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	570,000	531,726
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	628,549
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	280,416
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	939,951
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	574,336
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	492,550
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	454,202
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	367,159
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	699,279
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,130,000	1,145,892
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,699,860
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,002,460
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,357,321
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	9,989,445
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,891,722
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,685,925
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,167,271
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,877,970
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,543,658
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,151,389

	Principal Amount/Shares	Value
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	$2,000,000	$2,099,225
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,355,760
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,568,626
		64,972,966
Louisiana — 1.1%
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	513,627
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	513,014
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	511,091
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	355,741
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	252,191
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,054,391
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,213,125
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,021,139
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,020,117
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,779,717
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,904,269
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	526,539
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	871,185
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	380,179
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,192,125
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,297,485
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,289,724
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	201,437
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	777,188
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,535,768
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,273,604
		39,483,656
Maryland — 1.1%
Baltimore Rev., 4.875%, 6/1/42	1,375,000	1,323,896
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	608,857
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	1,600,000	1,595,795
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	1,100,000	1,091,794
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,490,515
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,519,455
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	522,278
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,082,155
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	300,761

	Principal Amount/Shares	Value
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	$330,000	$333,627
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	382,198
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,272,113
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,014,834
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	201,709
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,354
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,155
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,077
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	177,335
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	253,007
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	303,017
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	327,418
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,521,300
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/36	2,290,000	2,367,069
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/38	865,000	778,999
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,620,665
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,234,755
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,326,665
		40,081,803
Massachusetts — 2.3%
Commonwealth of Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,895,706
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,971,329
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,357,690
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	436,838
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	870,571
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,160,762
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,153,083
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,441,353
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,306,730
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,125,713
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,784,256
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/25	2,345,000	2,399,570

	Principal Amount/Shares	Value
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	$2,280,000	$2,384,888
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	1,000,000	1,182,721
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	647,951
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34(6)	3,250,000	3,686,155
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,544,112
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,302,703
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,216,508
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(2)	130,000	130,608
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	124,991
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	160,459
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	160,000	160,667
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	170,434
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	299,155
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	320,283
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	338,236
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	384,269
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	300,926
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	284,995
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	259,630
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	435,960
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	228,257
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,795,955
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	898,500
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	655,270
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	817,330
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	815,103
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	576,388
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	491,137
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	462,201
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	623,865

	Principal Amount/Shares	Value
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	$1,850,000	$1,867,219
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/33	4,605,000	5,492,477
		83,962,954
Michigan — 3.0%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,713,563
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,096,889
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,543,181
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,167,237
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	871,326
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,482,101
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,598,124
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,695,579
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,856,122
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	1,987,257
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,844,752
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,460,817
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,574,043
Detroit GO, 5.00%, 4/1/32	1,275,000	1,353,002
Detroit GO, 5.00%, 4/1/34	1,000,000	1,057,786
Detroit GO, 5.00%, 4/1/37	1,750,000	1,789,694
Detroit GO, 5.00%, 4/1/38	2,650,000	2,727,753
Detroit GO, 4.00%, 4/1/42	1,100,000	979,178
Detroit GO, 6.00%, 5/1/43	250,000	275,570
Detroit GO, 5.00%, 4/1/46	1,745,000	1,753,967
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	857,625
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	555,309
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	604,801
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,260,074
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,612,894
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,264,328
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,636,617
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	756,728
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	504,826
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	947,837
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,026,354
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,536,794

	Principal Amount/Shares	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	$1,630,000	$1,691,401
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	463,971
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,186,590
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	579,450
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/25	5,090,000	5,203,062
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/26	5,000,000	5,194,830
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	3,370,000	3,565,285
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/28	2,000,000	2,149,735
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	3,950,000	3,798,488
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 11/1/46	5,000,000	4,677,339
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,067,153
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,506,639
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,008,969
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,505,879
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,000,000	1,008,697
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,250,000	1,260,871
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,400,000	1,412,175
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,565,000	1,578,610
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,101,870
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,045,390
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,557,092
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,778,472
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,803,141
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,121,631
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,008,006
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	655,174
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	1,175,000	1,183,401
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,158,298
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	1,989,649
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	689,313
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,424,478
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,559,627
		111,326,814
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,049,119

	Principal Amount/Shares	Value
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	$1,000,000	$1,036,549
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	421,127
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	382,822
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	410,559
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	391,621
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	375,996
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,205,607
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	811,900
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,074,754
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,035,836
		9,195,890
Mississippi — 0.1%
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,264,493
Missouri — 1.0%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,001,700
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	819,745
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,131,783
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,390,080
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,285,024
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,125,263
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,125,081
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,064,666
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,852,188
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/40	1,100,000	1,236,247
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/41	2,100,000	2,347,944
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	500,008
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,038,869
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,144,506
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	600,807
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	562,650
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	272,211
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	544,377
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	569,177
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	514,819
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	4,130,000	4,146,768
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	498,444

	Principal Amount/Shares	Value
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	$965,000	$959,406
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	624,193
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,761,276
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	988,188
		38,105,420
Nebraska — 2.0%
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,106,295
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	10,000,000	9,999,006
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	14,000,000	14,413,407
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,625,573
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,142,113
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,986,467
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,118,010
		72,390,871
Nevada — 1.3%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	770,173
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	752,313
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	781,289
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,865,000	1,861,660
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(1)	1,270,000	1,369,032
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/3/28, Prerefunded at 100% of Par(1)	1,840,000	2,000,553
Henderson Redevelopment Agency Tax Allocation, 5.00%, 10/1/31 (BAM)	1,245,000	1,387,193
Henderson Redevelopment Agency Tax Allocation, 5.00%, 10/1/33 (BAM)	1,000,000	1,129,931
Henderson Redevelopment Agency Tax Allocation, 5.25%, 10/1/35 (BAM)	1,000,000	1,141,198
Henderson Redevelopment Agency Tax Allocation, 5.25%, 10/1/37 (BAM)	1,000,000	1,118,361
Henderson Redevelopment Agency Tax Allocation, 5.25%, 10/1/38 (BAM)	1,000,000	1,108,028
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 4.00%, 7/1/32	3,810,000	3,857,617
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	743,523
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	796,442
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,126,831

	Principal Amount/Shares	Value
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	$795,000	$885,596
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	881,566
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/30	1,375,000	1,413,416
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/31	1,465,000	1,505,056
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	445,000	376,675
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	990,000	804,844
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	975,000	740,025
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	475,000	423,935
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	515,000	435,928
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	990,000	930,554
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	462,590
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,395,000	2,298,498
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,425,000	908,112
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.50%, 6/1/38	375,000	381,654
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.75%, 6/1/43	500,000	509,144
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,580,112
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,075,923
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	914,077
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,972,663
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	2,940,323
		47,384,835
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	2,250,000	1,818,909
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	951,411
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	731,210
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	879,482
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,464,547
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,179,050
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,458,128
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,858,677	13,346,750
		21,829,487
New Jersey — 4.3%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,775,478

	Principal Amount/Shares	Value
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	$1,000,000	$1,008,160
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,028,351
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,043,251
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,170,155
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,601,235
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,048,208
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,045,564
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(1)	3,310,000	3,423,619
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,038,972
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,339,494
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,289,794
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,188,059
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,370,548
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,024,004
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,276,940
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	11,052,993
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,573,529
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,573,529
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,211,149
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,087,637
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,015,884
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,082,365
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,800,707
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,600,878
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,290,828
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,741,091
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,117,996
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,014,556

	Principal Amount/Shares	Value
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	$5,200,000	$5,238,255
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,245,754
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,062,947
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,434,803
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,721,696
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,076,943
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,156,220
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,878,873
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,172,978
		156,823,443
New Mexico — 0.1%
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	410,860
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	820,523
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,342,967
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,029,545
		3,603,895
New York — 11.6%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	411,770
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	359,892
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	359,729
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,629,427
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,838,515
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,886,000
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	922,871
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,727,279
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,516,599
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,532,443
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,318,173
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,931,239
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,487,895
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,580,953
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,083,432
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,312,656
New York City GO, 5.00%, 8/1/25	1,700,000	1,740,416
New York City GO, 5.00%, 8/1/26	5,370,000	5,494,858
New York City GO, 5.00%, 8/1/32	2,000,000	2,197,696
New York City GO, 5.00%, 8/1/33	500,000	547,756
New York City GO, 5.00%, 8/1/33	1,000,000	1,095,512
New York City GO, 5.00%, 8/1/33	1,000,000	1,181,536
New York City GO, 5.00%, 8/1/34	1,000,000	1,178,189
New York City GO, 5.00%, 4/1/35	1,250,000	1,460,021
New York City GO, 5.00%, 8/1/35	5,900,000	6,906,476
New York City GO, 5.00%, 8/1/37	5,520,000	6,312,393
New York City GO, 5.25%, 10/1/39	2,000,000	2,272,406

	Principal Amount/Shares	Value
New York City GO, 5.25%, 10/1/40	$3,000,000	$3,391,887
New York City GO, 4.00%, 9/1/46	4,960,000	4,854,859
New York City GO, 4.00%, 3/1/47	5,000,000	4,886,866
New York City GO, 4.00%, 3/1/50	3,030,000	2,939,684
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/34	3,000,000	3,552,025
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,064,855
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,935,930
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,577,012
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,851,397
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,909,455
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	7,750,000	7,676,615
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,784,453
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,600,000	1,600,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	4,985,000	4,985,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.50%, 12/1/23 (SBBPA: UBS AG)	450,000	450,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	2,034,919
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,320,574
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,830,593
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,807,017
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	401,850
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,630,843
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,315,947
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,535,459
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,292,508
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,792,127
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	725,000	725,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000

	Principal Amount/Shares	Value
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	$9,795,000	$11,086,703
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,152,284
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	455,187
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	535,293
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	793,875
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,888,486
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,416,590
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,644,490
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,829,539
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,906,432
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	14,159,600
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,147,235
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,907,199
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/35	875,000	1,007,589
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,097,118
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,183,596
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,017,341
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	6,005,427
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,957,233
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,907,697
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,570,233
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,315,566
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,654,883
State of New York GO, 5.00%, 3/15/40	1,675,000	1,893,119
State of New York GO, 5.00%, 3/15/41	1,750,000	1,969,533
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,627
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	996,712
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	928,383
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	469,337
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	950,000	1,003,591
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,080,003
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,376,997
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	717,766
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/31	4,000,000	4,641,239
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	624,901

	Principal Amount/Shares	Value
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	$750,000	$840,422
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,661,229
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,424,749
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,854,047
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,360,573
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,481,677
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,046,278
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30(6)	6,125,000	6,786,537
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	16,315,000	16,329,214
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,338,541
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,350,388
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(2)	4,545,000	4,345,964
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,258,564
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,276,145
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,696,008
		426,705,147
North Carolina — 1.5%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,320,756
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,493,903
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	1,000,000
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,081,148
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,645,202
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,460,450
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,194,524
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,427,517
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	940,662
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	857,421
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,001,786
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	557,448
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,711,735
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	951,344

	Principal Amount/Shares	Value
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	$1,075,000	$1,043,312
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,075,028
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,167,882
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	526,015
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	831,838
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	4,990,811
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(1)	6,595,000	6,611,745
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,501,916
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,490,000
		55,882,443
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	4,875,000	4,789,698
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/38	525,000	525,243
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,015,860
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	770,000	776,576
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,638,550
Columbus GO, 5.00%, 4/1/34	2,625,000	3,042,957
Columbus GO, 5.00%, 4/1/35	2,000,000	2,309,523
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,753,051
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,366,468
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,049,191
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,661,072
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,818,363
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	410,182
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	472,116
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	824,438
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	760,943
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,276,313
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	858,058
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,632,730
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	5,120,000	5,877,294
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33(6)	4,000,000	4,780,410
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/34	3,000,000	3,533,409
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,285,931

	Principal Amount/Shares	Value
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	$700,000	$793,106
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,130,467
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,542,495
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,968,669
		55,893,113
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,527,284
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,015,849
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,015,640
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48 (OK CERF)	5,385,000	5,159,690
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48 (OK CERF)	1,000,000	987,476
		9,705,939
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	491,151
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	470,286
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,394,287
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	250,555
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	201,758
Forest Grove Rev., (Pacific University), 4.00%, 5/1/37	635,000	599,677
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,323,367
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	205,959
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	272,411
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	240,693
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	204,279
State of Oregon GO, 5.00%, 5/1/32	1,000,000	1,164,796
State of Oregon GO, 5.00%, 6/1/32	2,405,000	2,804,647
State of Oregon GO, 5.00%, 5/1/33	1,500,000	1,770,844
State of Oregon GO, 5.00%, 6/1/33	1,000,000	1,181,848
State of Oregon GO, 5.00%, 5/1/34	2,000,000	2,355,818
State of Oregon GO, 5.00%, 6/1/34	1,000,000	1,178,963
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,425,344
State of Oregon Department of Transportation Rev., 5.00%, 11/15/31	1,675,000	1,938,339
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	630,000	735,071
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,319,259
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,337,609
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	545,321

	Principal Amount/Shares	Value
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	$500,000	$545,127
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	546,848
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	647,580
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	847,760
		33,999,597
Pennsylvania — 5.0%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,243,983
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,021,792
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	605,932
Bucks County Water and Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,753,715
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	419,869
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,668,549
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,133,590
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,000,000	6,397,096
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,063,199
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,119,946
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,174,628
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,228,486
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,288,114
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	5,000,000	5,042,263
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 3.90%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,722,834
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,062,219
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,588,496
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,329,125
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,120,947
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,036,330
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	965,943
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,035,905
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	501,398
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 4.84%, (1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,000,090
Pennsylvania COP, 5.00%, 7/1/29	600,000	648,409
Pennsylvania COP, 5.00%, 7/1/30	750,000	807,777

	Principal Amount/Shares	Value
Pennsylvania COP, 5.00%, 7/1/31	$850,000	$913,946
Pennsylvania COP, 5.00%, 7/1/35	450,000	478,801
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,171,966
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,412,134
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,285,711
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	945,000	960,980
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,071,171
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,052,348
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,888,687
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,021,749
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,250,072
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,287,591
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	567,846
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	590,732
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,102,978
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,042,018
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,070,134
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,578,954
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,189,791
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,734,166
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,939,207
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/34	1,000,000	1,145,079
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/35	1,000,000	1,137,637
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,822,802
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	605,549
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	824,536
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,177,164
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,506,769
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,100,018
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,752,087
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,265,979
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,818,876
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,640,518
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,744,354
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,088,600
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,952,089
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,083,728
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,093,865
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,552,275
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,546,285
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,306,107
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	532,709
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	513,959
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,317,050
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,218,128

	Principal Amount/Shares	Value
School District of Philadelphia GO, 5.00%, 9/1/33	$1,625,000	$1,735,396
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,249,644
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,065,185
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	1,752,900
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	794,003
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,647,886
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,087,082
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 3.66%, (MUNIPSA plus 0.36%), 2/15/24(1)	10,000,000	10,000,813
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,334,791
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	309,012
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	292,106
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	389,769
Westmoreland County Industrial Development Authority Rev., (Excela Health Obligated Group), 4.00%, 7/1/37	1,400,000	1,274,389
		184,270,756
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,725,257
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,909,728
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,095,974
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,711,602
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	469,811
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	519,734
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	517,358
		12,949,464
South Carolina — 1.1%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	365,000	344,089
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	859,532
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	1,750,000
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	2,945,000
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,185,362
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,123,165
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,565,941
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,738,005
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,108,560
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,598,643
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,317,116
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,229,234
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	470,403

	Principal Amount/Shares	Value
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	$8,250,000	$8,683,180
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	520,000	483,789
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	847,619
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	787,503
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(1)	3,750,000	3,800,163
		40,837,304
Tennessee — 0.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,417,408
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/38 (AGM)	1,310,000	1,447,010
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/39 (AGM)	4,505,000	4,947,472
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	419,388
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	382,863
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	484,091
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	483,904
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	315,667
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	256,734
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	388,696
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	387,095
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	549,264
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	546,537
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	546,025
		13,572,154
Texas — 14.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,529,472
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,072,244
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,177,386
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,067,737
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,065,612
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	203,019
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	385,216
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	333,561
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	502,845
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	373,500
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	539,094
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	877,407
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	451,487
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/35 (PSF-GTD)	1,685,000	1,694,588

	Principal Amount/Shares	Value
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/36 (PSF-GTD)	$1,250,000	$1,245,001
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,470,258
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/38 (PSF-GTD)	1,875,000	1,827,931
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation, Inc.), 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,155,557
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,828,468
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,335,866
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,152,223
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,378,439
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,020,276
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,155,516
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,840,129
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,375,386
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,204,359
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,000,016
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,110,178
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	3,008,311
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,147,894
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,060,511
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,361,249
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,575,666
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	4,020,302
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,133,042
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	515,541
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,511,017
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	518,749
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	974,872
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	876,193
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	625,009
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	508,871
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,455,998
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	422,947
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	610,587

	Principal Amount/Shares	Value
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	$265,000	$283,974
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,582,676
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,146,067
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,068,482
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,430,534
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	1,000,000	1,119,216
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	14,245,887
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	2,790,706
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,618,596
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,956,005
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,139,751
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,131,457
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,480,409
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,687,480
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34	1,685,000	1,985,385
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35	1,345,000	1,572,312
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	895,860
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,513,591
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,294,427
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,140,968
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,536,828
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,921,953
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	480,252
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	241,156
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	202,212
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,454,411
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,151,435
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,430,408
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,337,977
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,277,668
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	506,954
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	6,560,000	6,643,050
Fort Bend Independent School District GO, 5.00%, 8/15/25 (PSF-GTD)	2,500,000	2,581,659
Fort Bend Independent School District GO, 5.00%, 8/15/26 (PSF-GTD)	5,000,000	5,274,919
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,436,253

	Principal Amount/Shares	Value
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	$3,000,000	$3,058,024
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,526,089
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,534,929
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,515,537
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,713,952
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,429,008
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,724,552
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,761,281
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	899,535
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	682,967
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,087,985
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	923,081
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	575,194
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,165,879
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,414,569
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	788,917
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	625,471
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	7,127,214
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	7,207,071
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,705,689
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,542,286
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,027,690
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,026,856
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	820,000	793,236
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,515,915
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	869,169
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,067,424
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	706,956
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	768,590
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,011,943
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	515,501
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,321,097
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,008,566
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	488,577
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,007,212
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,709,843
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,127,238
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,382,189

	Principal Amount/Shares	Value
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	$1,000,000	$1,032,902
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,280,529
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,041,405
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,215,270
Houston GO, 5.25%, 3/1/39	2,000,000	2,275,111
Houston GO, 5.25%, 3/1/40	1,145,000	1,296,091
Houston GO, 5.25%, 3/1/42	2,750,000	3,080,586
Houston Airport System Rev., 5.00%, 7/1/31 (AGM)	3,500,000	4,005,352
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	423,612
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	977,046
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,066,004
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	715,439
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,298,358
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,000,070
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,230,269
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,048,401
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,427,781
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,511,361
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,003,327
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,500,870
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	255,454
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,744,388
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,210,630
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	605,606
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	1,007,377
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	1,005,616
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,003,788
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,271,919
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,069,943
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,573,891
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,664,114
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	696,076
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,151,063

	Principal Amount/Shares	Value
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	$500,000	$568,751
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	736,390
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	481,608
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	510,790
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,064,039
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,064,039
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,064,039
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,776,946
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,676,925
North Texas Tollway Authority Rev., 5.00%, 1/1/27	7,825,000	8,302,554
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,588,756
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	7,000,000	6,909,539
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,531,125
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,023,517
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,449,174
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,104,558
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,154,958
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,343,952
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,112,673
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,094,394
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,467,198
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,515,537
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	807,266
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	1,006,333
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/32	3,000,000	3,517,492
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/33	2,000,000	2,377,262
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,274,136
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,017,416
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,758,903

	Principal Amount/Shares	Value
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	$500,000	$511,166
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,044,574
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	800,788
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	543,428
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	719,025
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,196,262
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,305,582
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,028,291
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,018,260
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,505,537
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,215,727
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,305,685
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,015,655
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,306,935
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	5,007,168
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,452,226
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,599,641
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,990,817
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	2,590,000	2,676,135
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,660,261
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,574,018
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,513,411
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,873,177
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	7,000,000	7,675,865
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	7,066,648
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,640,336
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	9,956,545
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,693,739
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/30	2,150,000	2,430,930
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,526,757
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,384,374
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,175,247
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	736,430
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,272,089
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,603,846

	Principal Amount/Shares	Value
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	$3,950,000	$3,999,409
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,141,251
Wylie Independent School District/Collin County GO, 5.00%, 2/15/24 (PSF-GTD)	7,200,000	7,223,456
		542,998,290
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,157,725
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,151,891
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,294,856
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,048,512
		8,652,984
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	110,000	111,049
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	753,472
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,124,423
		4,988,944
Virginia — 1.1%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,351,762
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,789,156
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,870,306
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,027,530
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,706,445
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	652,737
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,780,000	3,599,142
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	725,000	716,205
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,459,201
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,032,720
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	719,357
Virginia College Building Authority Rev., 5.00%, 2/1/24	3,000,000	3,009,304
Virginia College Building Authority Rev., 5.00%, 2/1/28	2,500,000	2,730,604
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,034,753
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,146,103
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,688,661
		39,533,986
Washington — 2.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,163,361
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	15,106,363
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/34	4,990,000	5,842,391

	Principal Amount/Shares	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	$5,795,000	$6,686,808
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,675,985
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	1,175,000	1,360,758
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,540,170
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,158,971
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	2,007,074
Seattle Municipal Light & Power Rev., VRN, 3.55%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,666,913
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,999,540
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,204,284
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,352,273
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,534,916
State of Washington GO, 5.00%, 2/1/34	10,865,000	12,351,761
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,796,028
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,491,525
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,887,880
		106,827,001
West Virginia — 0.2%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,563,960
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,256,247
		5,820,207
Wisconsin — 1.0%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	538,572
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 4.00%, 7/1/46	1,100,000	876,668
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	735,621
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	788,469
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	334,041
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	798,597
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	302,377
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	298,961
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	317,753
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,024,343
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	557,541
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,337,677
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,665,533
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,016,473

	Principal Amount/Shares	Value
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	$3,000,000	$3,033,630
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,175,176
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	985,282
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,703,962
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,826,575
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,968,074
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,040,147
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	20,000	19,934
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	165,000	161,080
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	27,104
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	72,804
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	480,424
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,714
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	38,000
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,110,000	1,064,470
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	801,706
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	904,380
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	534,370
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	2,185,000	1,625,542
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/31	700,000	666,238
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41	1,500,000	1,252,435
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,529,516
		38,525,189
TOTAL MUNICIPAL SECURITIES (Cost $3,691,183,831)		3,672,443,283
SHORT-TERM INVESTMENTS†
Money Market Funds†
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $116,377)	116,377	116,377
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $3,691,300,208)		3,672,559,660
OTHER ASSETS AND LIABILITIES — 0.4%		14,969,309
TOTAL NET ASSETS — 100.0%		$3,687,528,969

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIBOR	–	London Interbank Offered Rate
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $138,724,142, which represented 3.8% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,691,300,208)	$3,672,559,660
Receivable for investments sold	6,875,470
Receivable for capital shares sold	6,596,034
Interest receivable	47,990,862
3,734,022,026

Liabilities
Disbursements in excess of demand deposit cash	46,360
Payable for investments purchased	24,071,963
Payable for capital shares redeemed	20,215,592
Accrued management fees	835,997
Distribution and service fees payable	7,036
Dividends payable	1,316,109
46,493,057

Net Assets	$3,687,528,969

Net Assets Consist of:
Capital paid in	$3,862,963,634
Distributable earnings (loss)	(175,434,665)
$3,687,528,969

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$545,762,207	51,128,846	$10.67
I Class	$1,766,790,200	165,462,368	$10.68
Y Class	$1,348,154,224	126,329,447	$10.67
A Class	$23,725,391	2,222,182	$10.68
C Class	$3,096,947	290,255	$10.67
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.18 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$66,369,878

Expenses:
Management fees	5,237,945
Distribution and service fees:
A Class	28,612
C Class	15,744
Trustees' fees and expenses	148,223
Other expenses	51,007
5,481,531

Net investment income (loss)	60,888,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(25,047,919)
Futures contract transactions	(2,878,108)
(27,926,027)

Change in net unrealized appreciation (depreciation) on:
Investments	33,234,008
Futures contracts	(1,852,408)
31,381,600

Net realized and unrealized gain (loss)	3,455,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$64,343,920

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MAY 31, 2023
Increase (Decrease) in Net Assets	November 30, 2023	May 31, 2023
Operations
Net investment income (loss)	$60,888,347	$111,964,917
Net realized gain (loss)	(27,926,027)	(81,597,919)
Change in net unrealized appreciation (depreciation)	31,381,600	(28,739,708)
Net increase (decrease) in net assets resulting from operations	64,343,920	1,627,290

Distributions to Shareholders
From earnings:
Investor Class	(9,274,161)	(20,013,295)
I Class	(30,649,206)	(56,232,434)
Y Class	(20,604,165)	(35,013,011)
A Class	(327,577)	(641,857)
C Class	(33,246)	(65,610)
Decrease in net assets from distributions	(60,888,355)	(111,966,207)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(35,696,541)	(13,946,205)

Net increase (decrease) in net assets	(32,240,976)	(124,285,122)

Net Assets
Beginning of period	3,719,769,945	3,844,055,067
End of period	$3,687,528,969	$3,719,769,945

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2023 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $1,600,000 and $1,355,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2023 were $1,065,803,474 and $1,090,286,934, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2023		Year ended May 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	2,434,233	$25,659,784	17,233,473	$184,253,876
Issued in reinvestment of distributions	811,819	8,542,518	1,743,760	18,634,212
Redeemed	(14,380,258)	(151,748,328)	(24,541,642)	(262,634,625)
	(11,134,206)	(117,546,026)	(5,564,409)	(59,746,537)
I Class
Sold	59,801,790	623,660,254	158,871,371	1,697,160,173
Issued in reinvestment of distributions	2,843,708	29,910,847	5,105,252	54,582,885
Redeemed	(75,373,145)	(787,291,283)	(155,329,822)	(1,654,725,341)
	(12,727,647)	(133,720,182)	8,646,801	97,017,717
Y Class
Sold	40,075,767	421,937,123	32,781,555	350,809,857
Issued in reinvestment of distributions	1,383,423	14,523,771	2,271,202	24,271,482
Redeemed	(21,026,156)	(220,005,174)	(39,821,801)	(425,407,041)
	20,433,034	216,455,720	(4,769,044)	(50,325,702)
A Class
Sold	206,907	2,188,598	688,037	7,348,394
Issued in reinvestment of distributions	30,037	315,875	57,294	612,437
Redeemed	(311,684)	(3,288,818)	(754,989)	(8,073,006)
	(74,740)	(784,345)	(9,658)	(112,175)
C Class
Sold	10,852	114,857	38,124	408,573
Issued in reinvestment of distributions	3,164	33,246	6,143	65,610
Redeemed	(24,096)	(249,811)	(116,382)	(1,253,691)
	(10,080)	(101,708)	(72,115)	(779,508)
Net increase (decrease)	(3,513,639)	$(35,696,541)	(1,768,425)	$(13,946,205)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,672,443,283	—
Short-Term Investments	$116,377	—	—
	$116,377	$3,672,443,283	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $85,364,709 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended November 30, 2023, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,878,108) in net realized gain (loss) on futures contract transactions and $(1,852,408) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,691,967,879
Gross tax appreciation of investments	$54,841,881
Gross tax depreciation of investments	(74,250,100)
Net tax appreciation (depreciation) of investments	$(19,408,219)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of May 31, 2023, the fund had accumulated short-term capital losses of $(60,918,248) and accumulated long-term capital losses of $(65,329,043), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.66	0.16	0.01	0.17	(0.16)	$10.67	1.67%	0.47%(4)	3.12%(4)	29%	$545,762
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
I Class
2023(3)	$10.66	0.17	0.02	0.19	(0.17)	$10.68	1.87%	0.27%(4)	3.32%(4)	29%	$1,766,790
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$10.66	0.18	0.01	0.19	(0.18)	$10.67	1.79%	0.24%(4)	3.35%(4)	29%	$1,348,154
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
A Class
2023(3)	$10.66	0.15	0.02	0.17	(0.15)	$10.68	1.64%	0.72%(4)	2.87%(4)	29%	$23,725
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
C Class
2023(3)	$10.65	0.11	0.02	0.13	(0.11)	$10.67	1.26%	1.47%(4)	2.12%(4)	29%	$3,097
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended November 30, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the three-, five-, and ten-year periods and below its benchmark for the one-year period reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 2401

Semiannual Report

November 30, 2023

Tax-Free Money Market Fund
Investor Class (BNTXX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending November 30, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Municipal Bonds Advanced on Late-Period Rally

Elevated inflation, aggressive Federal Reserve (Fed) tightening, rising interest rates and economic uncertainty weighed on fixed-income markets for much of the six-month period. Municipal bond (muni) investors also grappled with asset class outflows and the impact of slowing revenues on city and state coffers. Nevertheless, a late-period turnaround left the asset class with a solid six-month return.

Markets were generally cautious in the first several months of the reporting period. After pausing in June, the Fed resumed its rate-hike campaign in July and warned that persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated as they conceded rates likely would remain higher for longer. Treasury and muni yields rose sharply through October when the 10-year Treasury note topped 5% for the first time since 2007.

Meanwhile, the Fed paused again in September and October. This action and slowing inflation reignited investor expectations for the Fed to cut rates sooner rather than later. Yields plunged in November, and fixed-income securities rallied overall. Municipal bonds (the Bloomberg Municipal Bond Index) outpaced other bond market sectors with a return of 6.35%, the index’s largest monthly gain in 30 years. Bloomberg’s high-yield municipal bond index returned 7.75% for the month.

The late-period rebound lifted muni returns and more than offset earlier losses. Overall, investment-grade munis returned 2.29% for the six months, significantly outperforming Treasuries, which declined. High-yield munis gained 3.33%.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, tighter financial conditions and recession risk. In addition, the Israel-Hamas war complicates the global backdrop and represents another key consideration for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

NOVEMBER 30, 2023
Yields
7-Day Current Yield	3.17%
7-Day Effective Yield	3.22%

Portfolio at a Glance
Weighted Average Maturity	10 days
Weighted Average Life	13 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	97%
31-90 days	2%
91-180 days	—
More than 180 days	1%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/23	Ending Account Value 11/30/23	Expenses Paid During Period(1) 6/1/23 - 11/30/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,016.10	$2.52	0.50%
Hypothetical
Investor Class	$1,000	$1,022.50	$2.53	0.50%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.6%
Alabama — 5.3%
Oxford GO, VRDN, 4.15%, 12/7/23	$4,445,000	$4,445,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 12/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,180,000	4,180,000
		8,625,000
California — 10.6%
Irvine Ranch Water District Special Assessment, VRN, 3.35%, (MUNIPSA plus 0.05%), 10/1/37	4,745,000	4,745,000
Los Angeles Industrial Development Authority Rev., (Anderson Industrial Property LLC), VRDN, 3.35%, 12/7/23 (LOC: FHLB and East West Bank)	870,000	870,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.70%, 1/4/24 (LOC: Mizuho Capital Markets LLC)(1)	340,000	340,000
Riverside County GO, 3.875%, 10/18/24	1,500,000	1,502,217
Sacramento County Rev., (Textron Aviation, Inc.), VRDN, 3.35%, 12/7/23 (LOC: Bank of America N.A.)	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.55%, 12/1/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,480,000	1,480,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.42%, 12/7/23 (LIQ FAC: Royal Bank of Canada)(1)	3,500,000	3,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.43%, 12/7/23 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.43%, 1/4/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	785,000	785,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.38%, 12/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	925,000	925,000
UBS Auction Rate Preferred Shares Tender Option Bond Trust Rev., VRDN, 3.50%, 12/7/23 (LIQ FAC: UBS AG)(GA: UBS AG)(1)	667,000	667,000
		17,414,217
Colorado — 0.3%
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 3.52%, 1/2/24 (LOC: Wells Fargo Bank N.A.)	550,000	550,000
District of Columbia — 2.4%
District of Columbia Rev., (Carnegie Endowment For International Peace), VRDN, 3.30%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	1,095,000	1,095,000
District of Columbia Rev., (MedStar Health Obligated Group), VRDN, 3.40%, 12/7/23 (LOC: PNC Bank N.A.)	2,850,000	2,850,000
		3,945,000
Florida — 9.0%
Collier County Industrial Development Authority Rev., (Redlands Christian Migrant Association, Inc.), VRDN, 3.35%, 12/7/23 (LOC: Bank of America N.A.)	810,000	810,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 3.22%, 12/7/23 (LOC: JPMorgan Chase Bank N.A.)	970,000	970,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 3.39%, 12/7/23 (LOC: Bank of America N.A.)	900,000	900,000
6

	Principal Amount	Value
JEA Water & Sewer System Rev., VRDN, 3.41%, 12/7/23 (SBBPA: State Street Bank & Trust Co.)	$3,680,000	$3,680,000
Miami-Dade County Industrial Development Authority Rev., (Dave and Mary Alper Jewish Community Center, Inc.), VRDN, 3.23%, 12/7/23 (LOC: Northern Trust Company)	1,800,000	1,800,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.70%, 1/4/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,511,386	2,511,386
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 3.31%, 12/7/23 (LOC: Northern Trust Company)	2,775,000	2,775,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 3.47%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	320,000	320,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 3.30%, 12/7/23 (LOC: FHLMC)	950,000	950,000
		14,716,386
Hawaii — 0.8%
Hawaii Housing Finance & Development Corp. Rev., (Ho'olehua Housing LP), VRDN, 3.37%, 12/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,300,000	1,300,000
Illinois — 24.1%
Illinois Development Finance Authority Rev., (Jewish Council for Youth Services), VRDN, 3.29%, 12/7/23 (LOC: BMO Harris Bank N.A.)	1,200,000	1,200,000
Illinois Development Finance Authority Rev., (State Ignatius College Prep), VRDN, 3.25%, 12/7/23 (LOC: PNC Bank N.A.)	2,750,000	2,750,000
Illinois Development Finance Authority Rev., (Uhlich Children's Advantage Network), VRDN, 3.29%, 12/7/23 (LOC: U.S. Bank N.A.)	375,000	375,000
Illinois Development Finance Authority Rev., (YMCA of Metropolitan Chicago LLC), VRDN, 3.25%, 12/7/23 (LOC: BMO Harris Bank N.A.)	1,800,000	1,800,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 3.32%, 12/7/23 (LOC: BMO Harris Bank N.A.)	1,200,000	1,200,000
Illinois Educational Facilities Authority Rev., (Columbia College Chicago), VRDN, 3.59%, 12/7/23 (LOC: BMO Harris Bank N.A.)	1,552,000	1,552,000
Illinois Educational Facilities Authority Rev., (Newberry Library), VRDN, 3.30%, 12/7/23 (LOC: Northern Trust Company)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Community Action Partnership of Lake County), VRDN, 3.36%, 12/7/23 (LOC: BMO Harris Bank N.A.)	650,000	650,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 3.30%, 12/7/23 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Lake Forest College), VRDN, 3.35%, 12/7/23 (LOC: Northern Trust Company)	1,600,000	1,600,000
Illinois Finance Authority Rev., (Latin School of Chicago), VRDN, 3.25%, 12/7/23 (LOC: JPMorgan Chase Bank N.A.)	585,000	585,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 3.30%, 12/7/23 (LOC: Northern Trust Company)	810,000	810,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 3.33%, 12/7/23 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 3.25%, 12/7/23 (LOC: BMO Harris Bank N.A.)	3,940,000	3,940,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 3.69%, 12/7/23 (LOC: First National Bank and FHLB)	1,285,000	1,285,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 3.37%, 12/7/23 (LOC: FHLMC)(LIQ FAC: FHLMC)	400,000	400,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 3.32%, 12/7/23 (LOC: FHLMC)	4,240,000	4,240,000
Illinois Housing Development Authority Rev., VRDN, 3.48%, 12/7/23 (LOC: U.S. Bank N.A.)	2,335,000	2,335,000
7

	Principal Amount	Value
Phoenix Realty Special Account-U LP Rev., VRDN, 3.87%, 12/7/23 (LOC: Northern Trust Company) (Acquired 6/27/22 - 8/7/23, Cost $7,075,000)(2)	$7,075,000	$7,075,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 3.30%, 12/7/23 (LOC: JPMorgan Chase Bank N.A.)	2,800,000	2,800,000
Village of Channahon Rev., (Morris Hospital Obligated Group), VRDN, 3.30%, 12/7/23 (LOC: U.S. Bank N.A.)	600,000	600,000
		39,537,000
Indiana — 0.3%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 3.45%, 12/7/23 (LOC: U.S. Bank N.A.)(1)	560,000	560,000
Iowa — 2.5%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 3.35%, 12/7/23 (LOC: Farmers State Bank and U.S. Bank N.A.)	1,090,000	1,090,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.36%, 12/7/23 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,000,000	3,000,000
		4,090,000
Louisiana — 3.9%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 3.30%, 12/7/23 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 3.41%, 12/7/23 (LIQ FAC: FHLMC)	2,455,000	2,455,000
		6,385,000
Minnesota — 7.1%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 3.52%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 3.47%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	1,565,000	1,565,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 3.45%, 12/7/23	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 3.55%, 12/7/23 (LIQ FAC: FHLMC)	5,335,000	5,334,972
		11,649,972
Missouri — 0.3%
Wright City Rev., (MB Realty LLC), VRDN, 3.57%, 12/7/23 (LOC: Bank of America N.A.)	460,000	460,000
Nebraska — 1.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.40%, 12/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,600,000	1,600,000
Nevada — 3.0%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 3.45%, 12/7/23 (LOC: Citibank N.A.)	700,000	700,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 3.35%, 12/7/23 (LOC: East West Bank)(SBBPA: FHLB)	4,150,000	4,150,000
		4,850,000
New Mexico — 0.4%
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 3.25%, 12/7/23 (SBBPA: Wells Fargo Bank N.A.)	200,000	200,000
New Mexico Mortgage Finance Authority Rev., (Villas de San Ignacio LP), VRDN, 3.30%, 12/7/23 (LOC: FHLMC)	500,000	500,000
		700,000
New York — 6.5%
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,090,000	1,090,000
8

	Principal Amount	Value
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.35%, 12/1/23 (SBBPA: State Street Bank & Trust Co.)	$800,000	$800,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 3.50%, 12/1/23 (SBBPA: UBS AG)	500,000	500,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/1/23 (SBBPA: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 3.25%, 12/1/23 (SBBPA: Barclays Bank PLC)	1,500,000	1,500,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.40%, 12/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,800,000	3,800,000
Rib Floater Trust Various States Rev., VRDN, 3.36%, 12/7/23 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
		10,690,000
North Carolina — 0.4%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 3.45%, 12/7/23 (LOC: Cooperatieve Rabobank UA)	700,000	700,000
North Dakota — 0.3%
North Dakota Housing Finance Agency Rev., VRDN, 3.30%, 12/7/23 (SBBPA: Royal Bank of Canada)	500,000	500,000
Ohio — 1.4%
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.34%, 12/7/23 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	2,300,000	2,300,000
Oregon — 1.4%
State of Oregon GO, VRDN, 3.25%, 12/1/23 (LIQ FAC: JPMorgan Chase Bank N.A.)	300,000	300,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.42%, 12/7/23 (LIQ FAC: Bank of America N.A.)(1)	2,000,000	2,000,000
		2,300,000
Pennsylvania — 2.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.35%, 12/7/23 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
South Carolina — 1.2%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 3.45%, 12/7/23 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 3.45%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	1,300,000	1,300,000
		1,900,000
Tennessee — 3.1%
Clarksville Public Building Authority Rev., VRDN, 3.38%, 12/7/23 (LOC: Bank of America N.A.) (Acquired 11/18/22, Cost $450,000)(2)	450,000	450,000
Clarksville Public Building Authority Rev., VRDN, 3.38%, 12/7/23 (LOC: Bank of America N.A.)	1,795,000	1,795,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 3.30%, 12/7/23 (LOC: Bank of America N.A.)	1,500,000	1,500,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 3.30%, 12/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	1,300,000	1,300,000
		5,045,000
Texas — 4.8%
Board of Regents of the University of Texas System Rev., VRDN, 3.15%, 12/7/23 (LIQ FAC: University of Texas Investment Management Co.)	700,000	700,000
9

	Principal Amount	Value
Mission Economic Development Corp. Rev., VRDN, 3.57%, 12/7/23 (LOC: Wells Fargo Bank N.A.)	$2,275,000	$2,275,000
San Antonio Housing Trust Finance Corp. Rev., (VCCPHC-San Antonio I LP), VRDN, 3.30%, 12/7/23 (LOC: United Fidelity Bank FSB and FHLB)	200,000	200,000
State of Texas GO, VRDN, 3.40%, 12/7/23 (LIQ FAC: State Street Bank & Trust Co.)	350,000	350,000
State of Texas GO, VRDN, 3.43%, 12/7/23 (LIQ FAC: Texas State)	700,000	700,000
State of Texas GO, VRDN, 3.25%, 12/7/23 (SBBPA: FHLB)	260,000	260,000
State of Texas GO, VRDN, 3.34%, 12/7/23 (SBBPA: State Street Bank & Trust Co.)	700,000	700,000
State of Texas GO, VRDN, 3.38%, 12/7/23 (SBBPA: State Street Bank & Trust Co.)	805,000	805,000
State of Texas GO, VRDN, 3.40%, 12/7/23 (SBBPA: State Street Bank & Trust Co.)	335,000	335,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (CHRISTUS Health Obligated Group), VRDN, 3.22%, 12/7/23 (LOC: Bank of Montreal)	570,000	570,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (CHRISTUS Health Obligated Group), VRDN, 3.22%, 12/7/23 (LOC: Bank of Montreal)	630,000	630,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 3.36%, 12/7/23 (LOC: FNMA)(LIQ FAC: FNMA)	350,000	350,000
		7,875,000
Washington — 0.5%
Washington Higher Education Facilities Authority Rev., (Seattle University), VRDN, 3.35%, 12/7/23 (LOC: U.S. Bank N.A.)	870,000	870,000
Wisconsin — 7.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 12/7/23 (LIQ FAC: Mizuho Capital Markets LLC)(GA: Mizuho Capital Markets LLC)(1)	1,730,000	1,730,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 12/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 12/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	3,415,000	3,415,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.67%, 12/7/23 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,280,000	4,280,000
Wisconsin Health & Educational Facilities Authority Rev., (Aspirus, Inc. Obligated Group), VRDN, 3.30%, 12/7/23 (LOC: JPMorgan Chase Bank N.A.)	920,000	920,000
Wisconsin Housing & Economic Development Authority Home Ownership Rev., VRDN, 3.20%, 12/7/23 (SBBPA: FHLB)	840,000	840,000
Wisconsin Housing & Economic Development Authority Housing Rev., VRDN, 3.30%, 12/7/23 (SBBPA: FHLB)	185,000	185,000
		11,470,000
TOTAL INVESTMENT SECURITIES — 99.6%		163,362,575
OTHER ASSETS AND LIABILITIES — 0.4%		690,015
TOTAL NET ASSETS — 100.0%		$164,052,590

10

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $42,603,386, which represented 26.0% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,525,000, which represented 4.6% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

NOVEMBER 30, 2023 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$163,362,575
Receivable for investments sold	555,000
Receivable for capital shares sold	17,145
Interest receivable	806,417
164,741,137

Liabilities
Disbursements in excess of demand deposit cash	188,210
Payable for capital shares redeemed	429,708
Accrued management fees	65,814
Dividends payable	4,815
688,547

Net Assets	$164,052,590

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	164,072,340

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$164,052,509
Distributable earnings (loss)	81
$164,052,590

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$3,029,152

Expenses:
Management fees	402,006
Trustees' fees and expenses	6,624
Other expenses	570
409,200

Net investment income (loss)	2,619,952

Net realized gain (loss) on investment transactions	104

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,620,056

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED) AND YEAR ENDED MAY 31, 2023
Increase (Decrease) in Net Assets	November 30, 2023	May 31, 2023
Operations
Net investment income (loss)	$2,619,952	$3,068,709
Net realized gain (loss)	104	(23)
Net increase (decrease) in net assets resulting from operations	2,620,056	3,068,686

Distributions to Shareholders
From earnings	(2,619,952)	(3,068,709)

Capital Share Transactions
Proceeds from shares sold	67,353,327	187,764,804
Proceeds from reinvestment of distributions	2,591,620	3,040,835
Payments for shares redeemed	(79,162,206)	(173,198,013)
Net increase (decrease) in net assets from capital share transactions	(9,217,259)	17,607,626

Net increase (decrease) in net assets	(9,217,155)	17,607,603

Net Assets
Beginning of period	173,269,745	155,662,142
End of period	$164,052,590	$173,269,745

Transactions in Shares of the Fund
Sold	67,353,327	187,764,804
Issued in reinvestment of distributions	2,591,620	3,040,835
Redeemed	(79,162,206)	(173,198,013)
Net increase (decrease) in shares of the fund	(9,217,259)	17,607,626

See Notes to Financial Statements.
14

Notes to Financial Statements

NOVEMBER 30, 2023 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

15

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2023 was 0.49%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $199,996 and $4,101,000, respectively. The effect of interfund transactions on the Statement of Operations was $4 in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
16

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2023, the fund had accumulated short-term capital losses of $(23), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2023(2)	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.61%	0.50%(4)	0.50%(4)	3.21%(4)	3.21%(4)	$164,053
2023	$1.00	0.02	—(3)	0.02	(0.02)	—	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(3)	—	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(3)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Six months ended November 30, 2023 (unaudited).
(3)Per-share amount was less than $0.005.
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2023, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent data providers concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to areas of heightened regulatory interest in the mutual fund industry and certain recent geopolitical and other issues;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

In keeping with its practice, the Board held two meetings and the independent Trustees met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.
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Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including but not limited to

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Fund’s performance was above its peer group median for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports
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include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to the Fund was above the median of the net prospectus expense ratios of the Fund's peer expense universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this
21

information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) each month on Form N-MFP. The fund’s Form N-MFP reports are available on its website at americancentury.com and on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent first and third quarters of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 2401

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	January 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	January 25, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2024